Commitments and Contingencies (Details Narrative) - Apr. 16, 2013 - Tangshan Monopy Ceramic Co., LTD [Member] - USD ($)	Total
Purchase agreement expires date	Mar. 31, 2015
Commitment maximum amount	$ 850,000
Percentage of purchase price pay in advance	100.00%